Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 1,069
Property, plant and equipment, ending balance	748	$ 1,069
Research and Development Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	21	35	$ 33
General and Administration Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	300	300	14
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	1,458	163
Additions	49	1,279
Exchange difference	(90)	16
Property, plant and equipment, ending balance	1,417	1,458	163
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(389)	(66)
Additions	315	315
Exchange difference	(35)	8
Property, plant and equipment, ending balance	(669)	(389)	(66)
ROU Assets [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	946
Property, plant and equipment, ending balance	652	946
ROU Assets [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	1,198	0
Additions	0	1,179
Exchange difference	(72)	19
Property, plant and equipment, ending balance	1,126	1,198	0
ROU Assets [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(252)	0
Additions	247	247
Exchange difference	(25)	5
Property, plant and equipment, ending balance	(474)	(252)	0
Computer Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	115
Property, plant and equipment, ending balance	94	115
Computer Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	208	119
Additions	49	90
Exchange difference	(15)	(1)
Property, plant and equipment, ending balance	242	208	119
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(93)	(37)
Additions	63	54
Exchange difference	(8)	2
Property, plant and equipment, ending balance	(148)	(93)	(37)
Office Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	8
Property, plant and equipment, ending balance	2	8
Office Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	16	8
Additions	0	10
Exchange difference	(1)	(2)
Property, plant and equipment, ending balance	15	16	8
Office Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(8)	(3)
Additions	5	5
Exchange difference	0	0
Property, plant and equipment, ending balance	(13)	(8)	(3)
Medical Devices [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Medical Devices [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	36	36
Additions	0	0
Exchange difference	(2)	0
Property, plant and equipment, ending balance	34	36	36
Medical Devices [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(36)	(26)
Additions	0	9
Exchange difference	(2)	1
Property, plant and equipment, ending balance	$ (34)	$ (36)	$ (26)